Remuneration System for the Management Board and Employees of the Group - 2016 Long Term Incentive Plan - Additional Information (Detail)			12 Months Ended
	Apr. 01, 2019 shares	Apr. 01, 2016 EUR (€) shares Beneficiary	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			4 years
Number of shares granted	14,283
Share based payment expense | €			€ 6,654,000	€ 5,585,000	€ 4,975,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			9,347
Number of performance shares forfeited			0
2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			April 1, 2016
Description of vesting requirements for share-based payment arrangement			vesting/performance period is four years. If the predefined key performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The number of performance shares vested each year will be reduced or increased to the extent that the performance criteria of the respective year have been achieved between only 50% and 99.9% (<100%) or the achievement of the performance criteria has exceeded 100% (maximum 200%). If in one year the performance criteria are met by less than 50%, no performance shares will become vested in that year.
Share based compensation vesting period			4 years
Percentage of perfomance shares vested				25.00%	25.00%	25.00%
Maximum pay-out Factor | Beneficiary		1
2016 long-term incentive plan [member] | Non adjusting event [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of perfomance shares vested			25.00%
2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		1.00%
Number of shares granted		68,143
Fair value of stock options granted | €		€ 46.86
Dividend declared | €		€ 0
Number of performance shares forfeited			10,998
Percentage of target expected to achieve to allocate performance shares		148.50%
Performance period to issue total number of shares		4 years
Increase in total number of shares to be issued		84,290
Share based payment expense | €			€ 141,473	€ 330,727	€ 663,624
Management board [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		35,681
Senior management [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		32,462
Top of range [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of increase in performance shares vested		100.00%
Performance criteria fulfillment percentage		200.00%
Conditional percentage of increase in number of shares vested		200.00%